SCHEDULE OF PROPERTY, EQUIPMENT, SOFTWARE, NET (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
Property, Plant and Equipment [Line Items]
Total property, equipment and software		¥ 322,235	¥ 306,421
Total accumulated depreciation and amortization		(247,992)	(242,696)
Net book value	$ 10,283	74,243	63,725
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property, equipment and software		212,123	178,023
Total accumulated depreciation and amortization		(175,667)	(174,014)
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, equipment and software		49,036	51,748
Total accumulated depreciation and amortization		(45,327)	(49,008)
Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Total property, equipment and software		26,953	26,953
Total accumulated depreciation and amortization		(22,974)	(16,630)
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property, equipment and software		15,643	2,151
Total accumulated depreciation and amortization		(1,083)	(1,136)
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, equipment and software		11,081
Total accumulated depreciation and amortization		(477)
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property, equipment and software		6,621	4,057
Total accumulated depreciation and amortization		(2,464)	(1,908)
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Total property, equipment and software		¥ 778	¥ 43,489